Investor A Institutional [Member] Investment Objectives and Goals - Investor A, Institutional - BlackRock LifePath ESG Index 2050 Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock LifePath® ESG Index 2050 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock LifePath® ESG Index 2050 Fund (“LifePath ESG Index 2050 Fund” or the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2050 Fund will be broadly diversified across global asset classes. Additionally, the Fund’s asset allocation will become more conservative over time.